Stockholders' equity - Stock-based compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Stock-based compensation	$ 97	$ 139	$ 340	$ 378	$ 538	$ 222
General and administrative
Number of Options
Stock-based compensation	72	103	247	273	366	178
Research and development
Number of Options
Stock-based compensation	$ 25	$ 36	$ 93	$ 105	$ 172	$ 44